Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2024
Right-of-use Assets And Lease Liabilities
Right-of-use assets and lease liabilities

23	Right-of-use assets and lease liabilities

Accounting policy

Right-of-use assets represent the right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease.

Lease terms are negotiated on an individual asset basis and contractual provisions contain a wide range of different terms and conditions. The lease agreements do not impose any covenants, but leased assets may not be used as security for borrowing purposes.

The Company accounts for non-lease components such as service costs separately, whenever applicable. The Company’s lease terms may include options to extend or terminate the lease and when it is reasonably certain that we will exercise that option, the financial effect is included in the contract’s measurement.

Payments associated with short-term leases, and all leases of low-value assets, are recognised on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less without a purchase option.

Measurement

Liabilities arising from a lease contract are initially measured on a present value basis, using the incremental borrowing rate approach. The incremental borrowing rate is determined by the Company based on equivalent financial costs that would be charged by a counterparty for a transaction with the same currency and a similar amount, term and risk of the lease contract. The finance cost charged to the income statement produces a constant periodic rate of interest over the lease term. On December 31, 2024, incremental borrowing rate were between 7.90 to 13.65% for Brazil; 2.85% to 9.53% for Peru and 5.00% for Luxembourg.

Lease contracts are recognized as a liability with a corresponding right-of-use asset at the date at which the leased asset is available for use by the Company. The right-of-use asset also includes any lease payments made, and it is amortized over the shorter of the asset’s useful life and the lease term on a straight-line basis. Amortization expenses are classified either in “Cost of sales” or “Administrative expenses” based on the designation of the related assets.

When the lease liability is remeasured, a corresponding adjustment is made to the carrying amount of the right-of-use asset or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

(c)	Right-of-use assets - Changes in the year

					2024	2023
	Lands and Buildings	Machinery, equipment, and facilities	IT equipment	Vehicles	Total	Total
Balance at the beginning of the year
Cost	16,327	75,632	1,064	18,539	111,562	55,608
Accumulated amortization	(3,969)	(23,832)	(697)	(8,246)	(36,744)	(28,610)
Balance at the beginning of the year	12,358	51,800	367	10,293	74,818	26,998
New contracts (*)	16,500	43,569	293	4,593	64,955	68,428
Disposals and write-offs	(1,792)	-	-	(3,556)	(5,348)	(7,374)
Amortization	(3,306)	(28,001)	(263)	(4,619)	(36,189)	(16,935)
Remeasurement	(388)	532	-	-	144	1,105
Foreign exchange effects	(1,867)	(9,341)	(51)	(1,856)	(13,115)	2,710
Transfers	-	-	-	-	-	(114)
Balance at the end of the year	21,505	58,559	346	4,855	85,265	74,818
Cost	24,592	119,566	910	12,640	157,708	111,562
Accumulated amortization	(3,087)	(61,007)	(564)	(7,785)	(72,443)	(36,744)
Balance at the end of the year	21,505	58,559	346	4,855	85,265	74,818

Average annual amortization rates %	31	34	33	34

(i) During the fourth quarter of 2024, the Company identified certain lease contracts from previous years in its Peruvian subsidiaries that were not initially recognized in accordance with IFRS 16. The Company’s management performed quantitative and qualitative analysis and concluded that the misstatement is immaterial to the current year of 2024 and to the previously issued financial statements as of and for the years ended December 31, 2023, and 2022. Therefore, the effects of these contracts in the current year were recorded as an out-of-period adjustment. As of December 31, 2024, the Company recognized USD 21,664 as “Right of use” assets, USD 25,174 as “Lease liabilities” and USD 3,510 as expense in “Profit and Loss”. If the Company had recorded these amounts in 2023, these would have been USD 32,871, USD 36,597 and USD 3,726, respectively.

(b)	Lease liabilities - Changes in the year

	2024	2023
Balance at the beginning of the year	77,405	27,205
New contracts	64,955	68,428
Disposals and write-offs	(4,853)	(6,790)
Payments of lease liabilities	(32,056)	(15,170)
Interest paid on lease liabilities	(11,645)	(6,086)
Remeasurement	144	1,105
Accrued interest – note 10	13,517	6,132
Foreign exchange effects	(11,568)	2,581
Balance at the end of the year	95,899	77,405
Current liabilities	32,747	21,678
Non-current liabilities	63,152	55,727